PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.9%
18,577  Vanguard FTSE
Developed Markets
ETF
$ 812,186
6.9
4,147  Vanguard Long-Term
Treasury ETF
230,200
2.0
Total Exchange-Traded
Funds
(Cost $1,009,255)
1,042,386
8.9
MUTUAL FUNDS : 91.1%
Affiliated Investment Companies : 91.1%
95,382  Voya Large Cap Value
Portfolio - Class R6
505,526
4.3
78,609  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
701,979
6.0
116,192  Voya Multi-Manager
International Equity
Fund - Class I
1,059,670
9.0
115,745  Voya Multi-Manager
International Factors
Fund - Class I
994,253
8.5
40,409  Voya Multi-Manager
Mid Cap Value Fund
- Class I
349,939
3.0
7,908  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
441,123
3.8
5,022
(1)
Voya Small Cap
Growth Fund - Class
R6
178,032
1.5
22,288  Voya Small Company
Fund - Class R6
296,655
2.5
258,069  Voya U.S. Stock Index
Portfolio - Class I
4,172,978
35.5
19,194  VY
®
Invesco Comstock
Portfolio - Class I
364,114
3.1
35,779  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
880,511
7.5
37,384  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
346,174
2.9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
5,479  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 414,138
3.5
10,705,092
91.1
Total Mutual Funds
(Cost $11,022,219)
10,705,092
91.1
Total Long-Term
Investments
(Cost $12,031,474)
11,747,478
100.0
Total Investments in
Securities
(Cost $12,031,474) $ 11,747,478 100.0
Liabilities in Excess
of Other Assets (3,430) 0.0
Net Assets $ 11,744,048 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,042,386 $ — $ — $ 1,042,386
Mutual Funds 10,705,092 — — 10,705,092
Total Investments, at fair value $ 11,747,478 $ — $ — $ 11,747,478
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 126,003 $ 114,382 $ (243,221) $ 2,836 $ — $ 450 $ (1,149) $ —
Voya Large Cap Value Portfolio -
Class R6
223,967 320,680 (98,415) 59,294 505,526 — (61,583) 5,292
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
504,725 397,606 (275,355) 75,003 701,979 — (66,063) —
Voya Multi-Manager International
Equity Fund - Class I
763,311 518,054 (268,508) 46,813 1,059,670 — (41,037) —
Voya Multi-Manager International
Factors Fund - Class I
680,062 532,534 (269,594) 51,251 994,253 — (18,728) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
202,548 184,939 (41,693) 4,145 349,939 — (9,397) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 627,985 (222,444) 35,582 441,123 1,885 20,966 17,676
Voya Small Cap Growth Fund -
Class R6
124,063 77,395 (31,780) 8,354 178,032 — 421 —
Voya Small Company Fund - Class
R6
210,022 137,162 (58,292) 7,763 296,655 — (1,085) —
Voya U.S. Stock Index Portfolio -
Class I
2,700,504 2,081,136 (752,104) 143,442 4,172,978 2,712 (134,660) 334,218
VY
®
Invesco Comstock Portfolio -
Class I
367,292 196,835 (167,502) (32,511) 364,114 703 (639) 42,407
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
661,440 452,030 (269,480) 36,521 880,511 708 (53,193) 76,968
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
201,083 172,825 (71,586) 43,852 346,174 7 (29,366) 459
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
364,787 189,659 (330,288) 189,980 414,138 — (96,970) 6,026
$ 7,129,807 $ 6,003,222 $ (3,100,262) $ 672,325 $ 10,705,092 $ 6,465 $ (492,483) $ 483,046
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 148,136
Gross Unrealized Depreciation (432,132)
Net Unrealized Depreciation $ (283,996)